Note 04 - Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidations & Adjustments [Line Items]
Net revenues	€ (211,000,000)	€ (552,000,000)	€ 107,000,000
Provision for credit losses	5,000,000	(4,000,000)	0
Noninterest expenses [Abstract]
Compensation and benefits	3,012,000,000	3,217,000,000	3,406,000,000
General and administrative expenses	(2,008,000,000)	(2,652,000,000)	(2,916,000,000)
Impairment of goodwill and other intangible assets	0	0	0
Restructuring activities	0	3,000,000	41,000,000
Total noninterest expenses	1,004,000,000	568,000,000	531,000,000
Noncontrolling interests	(206,000,000)	(169,000,000)	(173,000,000)
Profit (loss) before income taxes	€ (1,014,000,000)	€ (947,000,000)	€ (251,000,000)
Employees (full-time equivalent)	30,064	29,587	30,672